Income and expenses - Net other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and expenses
Government grants	€ 5,282	€ 4,913	€ 4,853
Amortization intangibles purchase price allocation	(3,078)	(3,326)	(4,012)
Allowance for doubtful debtors	(418)	(95)	(448)
Capitalized expenses (asset construction)	913	1,246	1,360
Tax credits			(5,189)
Impairment of intangible assets (Note 6) and PPE (Note 7)			(3,054)
Impairment of goodwill			(1,175)
Other	1,090	1,485	1,141
Total	€ 3,789	€ 4,223	€ (6,524)